Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 85,240	$ 21,946
Accounts receivable, less allowances of $3,447 at December 31, 2015 and $3,756 at December 31, 2014	105,910	111,857
Inventories	59,905	51,336
Prepaid expenses and other current assets	21,536	22,575
Current assets of discontinued operations	18,772	113,085
Total current assets	291,363	320,799
Property, plant and equipment, net	115,948	105,102
Equity Method Investments	249,747	245,214
Goodwill	390,655	336,872
Intangible assets, net	350,687	319,369
Deferred debt issuance costs, less accumulated amortization of $2,362 at December 31, 2015 and $1,233 at December 31, 2014	9,466	11,197
Other non-current assets	4,956	5,431
Non-current assets of discontinued operations	12,823	203,446
Total assets	1,425,645	1,547,430
Current liabilities:
Accounts payable	46,140	45,210
Accrued expenses	43,767	49,237
Due to related party	5,863	6,068
Current portion, long-term debt	3,250	3,250
Other current liabilities	9,004	6,311
Current liabilities of discontinued operations	8,455	31,155
Total current liabilities	116,479	141,231
Deferred income taxes	103,635	91,351
Long-term debt, less original issue discount	313,242	485,547
Other non-current liabilities	18,960	14,039
Non-current liabilities of discontinued operations	110	6,928
Total liabilities	552,426	739,096
Stockholders’ equity
Trust shares, no par value, 500,000 authorized; 54,300 shares issued and outstanding at December 31, 2015 and 2014	825,321	825,321
Accumulated other comprehensive loss	(9,804)	(2,542)
Accumulated earnings (deficit)	10,567	(55,348)
Total stockholders’ equity attributable to Holdings	826,084	767,431
Noncontrolling interest	46,219	22,967
Noncontrolling interest of discontinued operations	916	17,936
Total stockholders’ equity	873,219	808,334
Total liabilities and stockholders’ equity	$ 1,425,645	$ 1,547,430